ENVIRONMENTAL REHABILITATION OBLIGATION (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Environmental Rehabilitation Obligation
Balance at beginning of the year	R 6,294.2	R 4,678.7	R 3,982.2
Interest charge	578.7	398.8	357.1
Payment of environmental rehabilitation obligation	(34.9)	(32.3)	(26.9)
Change in estimates charged to profit or loss	88.9	(90.4)	248.9
Changes in estimates capitalised	105.1	618.8	(177.7)
Environmental rehabilitation obligation on acquisition of subsidiaries	1,696.9	672.7	312.1
Foreign currency translation	(14.1)	47.9	(17.0)
Balance at the end of the year	8,714.8	6,294.2	4,678.7
Rehabilitation provision	8,597.6	6,176.2	R 4,678.7
Other provisions	117.2	R 118.0
Provision for post closure aspects	R 965.3
SA Gold operations
Environmental Rehabilitation Obligation
Inflation rate	6.00%
SA Gold operations | Minimum
Environmental Rehabilitation Obligation
Provision discount rate	6.69%	6.27%
Useful life	1 year	1 year
SA Gold operations | Maximum
Environmental Rehabilitation Obligation
Provision discount rate	9.99%	9.73%
Useful life	19 years	19 years
SA PGM operations
Environmental Rehabilitation Obligation
Inflation rate	6.00%
SA PGM operations | Minimum
Environmental Rehabilitation Obligation
Provision discount rate	6.69%	6.27%
Useful life	1 year	1 year
SA PGM operations | Maximum
Environmental Rehabilitation Obligation
Provision discount rate	10.09%	(9.81%)
Useful life	31 years	28 years
US Region/ Stillwater
Environmental Rehabilitation Obligation
Inflation rate	2.00%
US Region/ Stillwater | Minimum
Environmental Rehabilitation Obligation
Provision discount rate	2.32%	2.87%
Useful life	25 years	26 years
US Region/ Stillwater | Maximum
Environmental Rehabilitation Obligation
Provision discount rate	2.39%	(3.02%)
Useful life	37 years	38 years